Financial liabilities - Summary of Asset Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Property, plant and equipment	¥ 1,926,713	¥ 1,616,300
Other assets	9,072,756	7,936,375
Total	¥ 10,999,469	¥ 9,552,674